STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EMPLOYEE RETIREMENT SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 751,483,222	$ 651,809,749
Receivables:
Notes receivable from participants	14,925,876	13,681,901
Due from broker for securities sold	4,856	3,947
Total receivables	14,930,732	13,685,848
Liabilities:
Excess contributions payable	0	2,054
Net assets available for benefits	766,413,954	665,493,543
Stable value fund
Investments, at fair value:
Total investments, at fair value	21,740,195	22,376,223
Common collective trusts
Investments, at fair value:
Total investments, at fair value	528,035,568	457,433,164
Mutual funds
Investments, at fair value:
Total investments, at fair value	163,411,585	139,845,497
Valmont Industries, Inc. common stock
Investments, at fair value:
Total investments, at fair value	$ 38,295,874	$ 32,154,865